Financial Instruments - Additional Information (Detail) € in Millions	Jan. 01, 2018 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Financial assets previously measured at fair value through equity were reclassified as fair value through profit or loss under IFRS 9	€ 207
Financial assets previously measured at fair value through profit or loss were reclassified to amortised cost under IFRS 9	€ 6